Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other accounts payable

Consolidated	12.31.2023	12.31.2022
Fair value in the purchase and sale of power (Note 34.2.10)	753,584	738,703
Generation deviation - wind projects (Note 34.2.9)	299,264	184,813
Public lighting rate collected	68,253	52,520
Payments/returns to consumers	60,498	50,652
Aneel Order No. 084/2017 provision	42,164	38,145
Pledges in guarantee	43,297	29,924
Financial offset for the use of water resources	31,352	28,511
Other liabilities (a)	140,114	123,585
	1,438,526	1,246,853
Current	859,456	601,619
Noncurrent	579,070	645,234

(a)	The balance for 2023 includes the advance received for the UEGA sale transaction, in the amount of R$58,132 (Note 39)